Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE(1)
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)(1) ($)	Compensation Actually Paid to PEO (c)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs (e)(2) ($)	Total Share- holder Return (common stock)(f)(3) ($)	Total Share- holder Return (Class A common stock) (f)(3) ($)	Peer Group Total Share- holder Return (g)(3) ($)	Net Income (Loss) (in millions) (h)(4) ($)	Broadcast Cash Flow (in millions) (i)(5) ($)
2024	10,942,378	6,550,263	4,535,651	1,564,782	17	41	74	375	752
2023	10,630,526	8,114,402	4,023,424	3,051,022	45	46	67	(76)	912
2022	7,922,375	3,220,846	3,916,637	1,760,666	54	57	74	455	1,440
2021	11,515,178	12,918,893	7,196,056	7,431,919	95	94	95	90	813
2020	6,508,173	4,268,948	3,202,197	2,466,542	83	84	90	410	999

(1)

Mr. Howell was our principal executive officer (“PEO”) for the full year for each of 2024, 2023, 2022, 2021 and 2020. For 2024, our non-PEO NEOs were Messrs. LaPlatney, Ryan, Latek, Gignac and Ms. Breland. For 2023 our non-PEO NEOs were Messrs. LaPlatney, Ryan and Latek and Ms. Breland. For the full year for each of 2022, 2021 and 2020 our non-PEO NEOs were Messrs. LaPlatney, Ryan, Latek and Robert L. Smith.

(2)

In addition, for each of 2024, 2023, 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year certain amounts as required by SEC rules, including the following amounts with respect to 2024:

PEO Total Compensation Amount	$ 10,942,378	$ 10,630,526	$ 7,922,375	$ 11,515,178	$ 6,508,173
PEO Actually Paid Compensation Amount	$ 6,550,263	8,114,402	3,220,846	12,918,893	4,268,948
Adjustment To PEO Compensation, Footnote
Item and Value Added (Deducted)	2024
For Mr. Howell:
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(6,506,749)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$5,742,639
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$(2,884,601)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(1,267,220)
- prior year-end fair value of prior year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	$523,816
For Non-PEO NEOs (Average):
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(2,382,689)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$912,293
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$(1,494,977)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(155,876)
- prior year-end fair value of prior year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	$150,380

The average year-end value of outstanding equity awards granted in 2024 reflects the prorated portion of Mr. Ryan’s equity awards that were prorated in connection with his retirement as an executive officer as of June 30, 2024.

(3)

For each Covered Year, our TSR and the PVP Peer Group TSR was calculated based on the cumulative total shareholder return on the applicable stock, based on a deemed fixed investment of $100 at market close on December 31, 2019. For purposes of this pay versus performance disclosure, our PVP peer group is the New York Stock Exchange Television Broadcasting Stations Index (the “PVP Peer Group”). Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net income (loss) is calculated in accordance with GAAP.

(5)

Broadcast cash flow (net of completed transactions and political revenue) is calculated as net income adjusted for loss on early extinguishment of debt, non-cash corporate and administrative expenses, non-cash stock-based compensation, depreciation and amortization (including amortization of intangible assets and program broadcast rights), any loss on disposal of assets, any miscellaneous expense, interest expense, any income tax expense and non-cash 401(k) expense, less any gain on disposal of assets, any miscellaneous income and payments for program broadcast rights.

Non-PEO NEO Average Total Compensation Amount	$ 4,535,651	4,023,424	3,916,637	7,196,056	3,202,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,564,782	3,051,022	1,760,666	7,431,919	2,466,542
Compensation Actually Paid vs. Total Shareholder Return

The following charts provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average of the CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs for fiscal 2024 to our performance:

Broadcast Cash Flow (Net of Completed Transactions and Political Revenue)
Revenues (Net of Political + Acquired Stations)
Revenues (Political + Acquired Stations)

Total Shareholder Return Amount	$ 17	45	54	95	83
Peer Group Total Shareholder Return Amount	74	67	74	95	90
Net Income (Loss)	$ 375,000,000	$ (76,000,000)	$ 455,000,000	$ 90,000,000	$ 410,000,000
Company Selected Measure Amount	752	912	1,440	813	999
Measure:: 1
Pay vs Performance Disclosure
Name	Broadcast Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Revenues
Total Share-Holder Return (Class A Common Stock) [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 41	$ 46	$ 57	$ 94	$ 84
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,742,639
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,884,601)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,267,220)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,816
PEO | Summary Compensation Table Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,506,749)
PEO | Summary Compensation Table Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	912,293
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,494,977)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,876)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,380
Non-PEO NEO | Summary Compensation Table Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,382,689)
Non-PEO NEO | Summary Compensation Table Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0